Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CITRINE GLOBAL, CORP.
Entity Central Index Key	0001498067
Entity Primary SIC Number	2833
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Haogen Street
Entity Address, City or Town	Herzliya
Entity Address, Postal Zip Code	4655102
City Area Code	972
Local Phone Number	98851422
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false